SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

In February 2018, the Company granted RSUs to purchase an aggregate of up to 2,777,312 Class A shares to its employees pursuant to the 2016 Plan.

In February 2018, the Company settled its liability  in respect of contingent consideration related to the number of qualifying taxi trips following RosTaxi acquisition in January 2015 (Note 4) by 259,560 of its Class A ordinary shares equivalent to RUB 500 ($8.7).

In February and March 2018, the Company designated $80.4 (RUB 4,572 at the exchange rate as of the dates of designation) of deposits with a third party bank as a hedging instrument to hedge its exposure to changes in the fair value of the unrecognized firm commitments on its servers and network equipment arrangements that are attributable to foreign currency risk for the period ending December 31, 2018. The maturities of such deposits are aligned with the purchase payments schedule.

On the February 7, 2018, the Company and Uber International C.V. (“Uber”), a subsidiary of Uber Technologies, Inc., have completed the merger of Yandex.Taxi Holding B.V. and its subsidiaries (“Yandex.Taxi Group”) and several Uber legal entities into a new private limited liability company MLU B.V., incorporated under the laws of the Netherlands. The Company and Uber have each contributed their legal entities operating the ride-sharing and food delivery businesses in Russia, Kazakhstan, Azerbaijan, Armenia, Belarus, Georgia, Kyrgyzstan and Moldova, and $100.0 (RUB 5,722 as of the date of acquisition) and $225.0 (RUB 12,874 as of the date of acquisition) in cash, respectively. The merger was accounted for as a business combination.

As a result of the transaction 63.03% of share capital of the combined entity is held by the Company, 35.93% by Uber and 1.04% by the employees of Yandex.Taxi Group based on the total number of outstanding shares.

Given the recent timing of the transaction and pending completion of the valuations for identifiable net assets acquired and liabilities assumed, at the time these financial statements were authorized for issuance, the initial accounting for the business combination is incomplete. Accordingly, not all relevant disclosures are available for the business combination. The Company will report the purchase price allocation in condensed consolidated balance sheets as of March 31, 2018.

In February 2018, Uber Technologies, Inc. transferred 1,527,507 of its Class A Common Shares (“Exchange shares”) to the Company in exchange for additional 2.03% in the share capital of MLU B.V.. At the same time, Uber Technologies, Inc. entered into an arrangement with the Company to hold an option to repurchase Exchange shares within the 3-year period since one-year anniversary of deal close, while the Company has an obligation to sell these shares. The Company has the corresponding option to sell Exchange shares within the same period, while Uber Technologies, Inc. has an obligation to purchase these shares.